Property, Plant & Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Property, Plant and Equipment

Cost	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Cost as of January 1, 2016	Ps.	4,707	Ps.	14,145	Ps.	30,688	Ps.	14,576	Ps.	11,651	Ps.	3,812	Ps.	596	Ps.	915	Ps.	81,090
Additions		7		204		1,415		337		2,236		5,737		4		367		10,307
Additions from business combinations		—		517		864		105		23		—		4		—		1,513
Transfer of completed projects in progress		46		1,031		2,403		1,978		779		(6,265)		28		—		—
Disposals		(43)		(17)		(1,647)		(574)		(139)		—		(43)		(18)		(2,481)
Effects of changes in foreign exchange rates		252		2,575		4,719		1,953		1,271		546		56		(132)		11,240
Changes in value on the recognition of inflation effects		853		1,470		2,710		851		122		415		—		942		7,363
Capitalization of borrowing costs		—		—		61		—		—		(37)		—		—		24

Cost as of December 31, 2016	Ps.	5,822	Ps.	19,925	Ps.	41,213	Ps.	19,226	Ps.	15,943	Ps.	4,208	Ps.	645	Ps.	2,074	Ps.	109,056

Cost	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Cost as of January 1, 2017	Ps.	5,822	Ps.	19,925	Ps.	41,213	Ps.	19,226	Ps.	15,943	Ps.	4,208	Ps.	645	Ps.	2,074	Ps.	109,056
Additions		110		775		275		758		3,202		5,762		11		176		11,069
Additions from business combinations		5,115		1,691		5,905		482		3,323		820		146		—		17,482
Transfer of completed projects in progress		5		653		2,964		1,968		558		(6,174)		28		(2)		—
Disposals		(115)		(527)		(1,227)		(800)		(193)		—		(3)		(11)		(2,876)
Effects of changes in foreign exchange rates		(1,046)		(1,993)		(2,740)		(1,523)		(1,216)		(747)		(52)		(1,233)		(10,550)
Changes in value on the recognition of inflation effects		518		1,022		2,043		689		(2)		226		—		638		5,134
Capitalization of borrowing costs		—		—		13		—		—		—		—		—		13
Effects Venezuela (Note 3.3)		(544)		(817)		(1,300)		(717)		(83)		(221)		—		(646)		(4,328)

Cost as of December 31, 2017	Ps.	9,865	Ps.	20,729	Ps.	47,146	Ps.	20,083	Ps.	21,532	Ps.	3,874	Ps.	775	Ps.	996	Ps.	125,000

Cost	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Cost as of January 1, 2018	Ps.	9,865	Ps.	20,729	Ps.	47,146	Ps.	20,083	Ps.	21,532	Ps.	3,874	Ps.	775	Ps.	996	Ps.	125,000

Additions		31		8		1,356		961		2,888		4,578		—		95		9,917
Additions from business combinations		25		451		1,500		537		393		145		2		41		3,094
Transfer of completed projects in progress		504		304		1,160		1,711		3		(3,722)		20		20		—
Disposals		(50)		(71)		(555)		(615)		(312)		—		(1)		(8)		(1,612)
Disposal of Philippines		(4,654)		(2,371)		(11,621)		(2,415)		(10,116)		(489)		(236)		—		(31,902)
Effects of changes in foreign exchange rates		(388)		(1,089)		(3,072)		(765)		(251)		(321)		(81)		(292)		(6,259)
Changes in value on the recognition of inflation effects		242		814		2,551		466		612		66		—		9		4,760

Cost as of December 31, 2018		5,575		18,775		38,465		19,963		14,749		4,131		479		861		102,998

Accumulated Depreciation	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Accumulated depreciation as of January 1, 2016	Ps.	—	Ps.	(2,704)	Ps.	(12,788)	Ps.	(7,152)	Ps.	(7,378)	Ps.	—	Ps.	(135)	Ps.	(401)	Ps.	(30,558)
Depreciation for the year		—		(455)		(2,638)		(2,008)		(2,235)		—		(43)		(200)		(7,579)
Disposals		—		11		1,210		672		227		—		8		9		2,137
Effects of changes in foreign exchange rates		—		(595)		(2,615)		(1,148)		(845)		—		(65)		39		(5,229)
Changes in value on the recognition of inflation effects		—		(592)		(1,087)		(521)		(33)		—		—		(306)		(2,539)

Accumulated depreciation as of December 31, 2016	Ps.	—	Ps.	(4,335)	Ps.	(17,918)	Ps.	(10,157)	Ps.	(10,264)	Ps.	—	Ps.	(235)	Ps.	(859)	Ps.	(43,768)

Accumulated Depreciation	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Accumulated depreciation as of January 1, 2017	Ps.	—	Ps.	(4,335)	Ps.	(17,918)	Ps.	(10,157)	Ps.	(10,264)	Ps.	—	Ps.	(235)	Ps.	(859)	Ps.	(43,768)
Depreciation for the year		—		(626)		(3,007)		(2,490)		(3,365)		—		(43)		(685)		(10,216)
Disposals		—		12		1,555		729		103		—		2		5		2,406
Effects of changes in foreign exchange rates		—		548		447		1,157		94		—		(54)		940		3,132
Changes in value on the recognition of inflation effects		—		(439)		(1,042)		(553)		(46)		—		—		(233)		(2,313)
Effect Venezuela		—		481		1,186		626		56		—		—		335		2,684
Impairment Venezuela (Note 3.3)		—		(257)		(841)		—		—		—		—		—		(1,098)

Accumulated depreciation as of December 31, 2017	Ps.	—	Ps.	(4,616)	Ps.	(19,620)	Ps.	(10,688)	Ps.	(13,422)	Ps.	—	Ps.	(330)	Ps.	(497)	Ps.	(49,173)

Accumulated Depreciation	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Accumulated depreciation as of January 1, 2018		—	Ps.	(4,616)	Ps.	(19,620)	Ps.	(10,688)	Ps.	(13,422)	Ps.	—	Ps.	(330)	Ps.	(497)	Ps.	(49,173)
Depreciation for the year		—		(445)		(2,880)		(2,086)		(2,827)		—		(35)		(131)		(8,404)
Disposals		—		15		497		579		204		—		1		—		1,296
Philippines disposal		—		700		6,125		2,083		7,225		—		77		—		16,210
Effects of changes in foreign exchange rates		—		154		312		244		631		—		11		143		1,495
Changes in value on the recognition of inflation effects		—		(222)		(1,403)		(338)		(517)		—		—		—		(2,480)

Accumulated depreciation as of December 31, 2018	Ps.	—	Ps.	(4,414)	Ps.	(16,969)	Ps.	(10,206)	Ps.	(8,706)	Ps.	—	Ps.	(276)	Ps.	(485)	Ps.	(41,056)

Carrying Amount	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
As of December 31, 2016	Ps.	5,822	Ps.	15,590	Ps.	23,295	Ps.	9,069	Ps.	5,679	Ps.	4,208	Ps.	410	Ps.	1,215	Ps.	65,288

As of December 31, 2017	Ps.	9,865	Ps.	16,113	Ps.	27,526	Ps.	9,395	Ps.	8,110	Ps.	3,874	Ps.	445	Ps.	499	Ps.	75,827

As of December 31, 2018	Ps.	5,575	Ps.	14,361	Ps.	21,496	Ps.	9,757	Ps.	6,043	Ps.	4,131	Ps.	203	Ps.	376	Ps.	61,942